Clipper Fund
September 30, 2023

CLIPPER FUNDSM
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.90%)
COMMUNICATION SERVICES – (17.45%)
Media & Entertainment – (17.45%)
Alphabet Inc., Class A *	532,370	$69,665,938
ASAC II L.P. *(a)(b)(c)	407,313	418,637
Meta Platforms, Inc., Class A *	326,910	98,141,651
Total Communication Services		168,226,226
CONSUMER DISCRETIONARY – (10.97%)
Consumer Discretionary Distribution & Retail – (7.98%)
Amazon.com, Inc. *	429,730	54,627,278
JD.com, Inc., Class A, ADR (China)	246,920	7,192,780
Naspers Ltd. - N (South Africa)	94,720	15,135,939
		76,955,997
Consumer Services – (2.99%)
MGM Resorts International *	785,240	28,865,422
Total Consumer Discretionary		105,821,419
FINANCIALS – (49.75%)
Banks – (19.06%)
Bank of America Corp.	442,440	12,114,007
Danske Bank A/S (Denmark)	698,490	16,272,967
DBS Group Holdings Ltd. (Singapore)	1,115,700	27,455,851
JPMorgan Chase & Co.	173,232	25,122,105
U.S. Bancorp	930,710	30,769,272
Wells Fargo & Co.	1,764,942	72,115,530
		183,849,732
Financial Services – (22.17%)
Capital Markets – (4.85%)
Bank of New York Mellon Corp.	1,096,113	46,749,220
Consumer Finance – (5.64%)
Capital One Financial Corp.	559,903	54,338,586
Financial Services – (11.68%)
Berkshire Hathaway Inc., Class A *	212	112,673,124
		213,760,930
Insurance – (8.52%)
Life & Health Insurance – (1.98%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	19,051,778
Property & Casualty Insurance – (6.54%)
Markel Group Inc. *	42,857	63,106,504
		82,158,282
Total Financials		479,768,944
HEALTH CARE – (7.85%)
Health Care Equipment & Services – (4.75%)
Cigna Group	122,890	35,155,142
Quest Diagnostics Inc.	87,410	10,651,783
		45,806,925
Pharmaceuticals, Biotechnology & Life Sciences – (3.10%)
Viatris Inc.	3,029,340	29,869,292
Total Health Care		75,676,217
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.86%)
Capital Goods – (2.10%)
Owens Corning	148,610	$20,271,890
Transportation – (0.76%)
DiDi Global Inc., Class A, ADS (China) *	2,272,312	7,339,568
Total Industrials		27,611,458
INFORMATION TECHNOLOGY – (7.56%)
Semiconductors & Semiconductor Equipment – (6.52%)
Applied Materials, Inc.	275,790	38,183,126
Intel Corp.	694,760	24,698,718
		62,881,844
Technology Hardware & Equipment – (1.04%)
Samsung Electronics Co., Ltd. (South Korea)	198,310	10,052,174
Total Information Technology		72,934,018
MATERIALS – (2.46%)
Teck Resources Ltd., Class B (Canada)	549,270	23,668,044
Total Materials		23,668,044
TOTAL COMMON STOCK – (Identified cost $614,679,461)		953,706,326

	Principal	Value
SHORT-TERM INVESTMENTS – (1.08%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (d)	$5,601,000	$5,601,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (e)	4,839,000	4,839,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,440,000)		10,440,000
Total Investments – (99.98%) – (Identified cost $625,119,461)		964,146,326
Other Assets Less Liabilities – (0.02%)		145,032
Net Assets – (100.00%)		$964,291,358

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $418,637 or 0.04% of the Fund's net assets as of September 30, 2023.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/29/23, repurchase value of $5,603,474 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.50%, 01/01/30-09/20/52, total market value $5,713,020).
(e)
Dated 09/29/23, repurchase value of $4,841,137 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$4,935,780).

CLIPPER FUNDSM
Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Please refer to “Notes to Schedule of Investments” on page 3 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

CLIPPER FUNDSM
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation - The Fund's Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$167,807,589	$–	$418,637	$168,226,226
Consumer Discretionary	105,821,419	–	–	105,821,419
Financials	479,768,944	–	–	479,768,944
Health Care	75,676,217	–	–	75,676,217
Industrials	27,611,458	–	–	27,611,458
Information Technology	72,934,018	–	–	72,934,018
Materials	23,668,044	–	–	23,668,044
Short-Term Investments	–	10,440,000	–	10,440,000
Total Investments	$953,287,689	$10,440,000	$418,637	$964,146,326
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2023 was $22,281. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2023
Investments in Securities:
Common Stock	$396,356	$–	$–	$22,281	$–	$–	$–	$418,637
Total Level 3	$396,356	$–	$–	$22,281	$–	$–	$–	$418,637

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$418,637	Discounted Cash Flow	Annualized Yield	6.374%	Decrease
Total Level 3	$418,637
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$629,147,694

Unrealized appreciation	411,685,849
Unrealized depreciation	(76,687,217)
Net unrealized appreciation	$334,998,632